Transactions with Related Parties - Fabiana Ltd. (Details) (USD $) In Thousands, except Share data, unless otherwise specified			0 Months Ended									8 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jan. 12, 2011 Compensation Committee approval on 12 January 2011	Dec. 31, 2018 Compensation Committee approval on 12 January 2011	Dec. 31, 2017 Compensation Committee approval on 12 January 2011	Dec. 31, 2016 Compensation Committee approval on 12 January 2011	Dec. 31, 2015 Compensation Committee approval on 12 January 2011	Dec. 31, 2014 Compensation Committee approval on 12 January 2011	Dec. 31, 2013 Compensation Committee approval on 12 January 2011	Dec. 31, 2012 Compensation Committee approval on 12 January 2011	Dec. 31, 2011 Compensation Committee approval on 12 January 2011	Aug. 20, 2013 Compensation Committee approval on 20 August 2013	Aug. 20, 2015 Compensation Committee approval on 20 August 2013	Aug. 20, 2014 Compensation Committee approval on 20 August 2013
Annual Remuneration			$ 4,000
Shares Granted			9,000,000									1,000,000
Vesting period			8 years									2 years
Vested number of shares on grant date			1,000,000									333,334
Vested in period				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		333,333	333,333
Common stock par value	$ 0.01	$ 0.01										$ 0.01